VARIABLE INTEREST ENTITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
VARIABLE INTEREST ENTITIES
Property, plant and equipment, net	$ 3,174,643	$ 3,088,442
Solar power and battery energy storage systems, net	1,976,939	951,513
Total Assets	13,511,550	11,895,760
Short-term borrowings	1,873,306	1,805,198
Long-term borrowings	4,604,849
Total Liabilities	9,361,747	8,190,516
Redeemable non-controlling interests	247,834
Variable Interest Entity
VARIABLE INTEREST ENTITIES
Cash	79,220	10,478
Project assets	150,919	109,144
Property, plant and equipment, net	314,319
Solar power and battery energy storage systems, net	718,585
Other assets	90,139	40,340
Total Assets	1,353,182	159,962
Short-term borrowings	85,531	73,131
Long-term borrowings	495,477	16,956
Other liabilities	241,793	27,376
Total Liabilities	822,801	$ 117,463
Redeemable non-controlling interests	$ 62,650